CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)				$ (18,499,000)	$ (9,712,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	$ 8,522,000	$ 1,259,000		12,231,000	4,906,000
Depreciation and amortization	1,083,000	1,396,000		5,390,000	2,406,000
Amortization of right-of-use assets	1,056,000	651,000		2,804,000	1,638,000
Change in fair value of derivative warrant liabilities	25,959,000	908,000		6,064,000	292,000
Other	0	71,000		107,000	886,000
Changes in operating assets and liabilities:
Accounts receivable	2,017,000	(331,000)		382,000	(3,386,000)
Prepaid expenses and other assets	(918,000)	(537,000)		(1,031,000)	(2,191,000)
Accounts payable	861,000	(926,000)		(692,000)	(1,683,000)
Accrued expenses and other current liabilities				(399,000)	2,138,000
Accrued compensation and benefits				8,080,000	3,869,000
Operating lease liabilities				(3,536,000)	(1,691,000)
Net cash used in operating activities	(30,177,000)	(1,243,000)		10,901,000	(2,528,000)
Cash Flows from Investing Activities:
Cash paid for acquisitions, net of cash acquired					(13,114,000)
Loan to SharesPost					(3,000,000)
Purchases of property and equipment	(11,000)	0			(13,000)
Capitalized internal-use software development costs	(1,681,000)	(117,000)		(1,054,000)	(1,149,000)
Payment of deferred payments related to IRA Services acquisition					(6,097,000)
Net cash used in investing activities	(1,692,000)	(117,000)		(3,256,000)	(23,373,000)
Cash Flows from Financing Activities:
Offering costs paid	(56,379,000)	0		(4,954,000)
Proceeds from exercise of options	105,000	432,000		1,621,000	24,000
Proceeds from notes payable					25,566,000
Repayment of notes payable	0	(2,863,000)		(19,438,000)	(27,688,000)
Cash paid to purchase equity awards				(23,000)	(49,000)
Net cash provided by (used in) financing activities	159,591,000	(2,431,000)		26,581,000	39,380,000
Net increase (decrease) in cash and cash equivalents	127,722,000	(3,791,000)		34,226,000	13,479,000
Cash, cash equivalents and restricted cash, beginning of the period	76,404,000	42,179,000		42,179,000
Cash, cash equivalents and restricted cash, end of the period	204,126,000	38,388,000	$ 42,179,000	76,404,000	42,179,000
Supplemental disclosures of cash flow information:
Cash paid for interest	0	642,000		2,118,000	425,000
Supplemental disclosure of noncash financing activities:
Deferred payments related to SharesPost acquisition					783,000
Forgiveness of loan to SharesPost in relation to acquisition					3,000,000
Issuance of Junior convertible preferred stock in relation to SharesPost acquisition					20,383,000
Issuance of Junior convertible preferred stock warrants in relation to SharesPost acquisition					1,285,000
Issuance of Class AA common stock in relation to SharesPost acquisition					44,817,000
Exchange of Class AA common stock for Series B convertible preferred stock				39,722,000
Conversion of convertible notes into Series B-1 convertible preferred stock				111,000	9,940,000
Vesting of early exercised stock options and restricted stock awards				145,000	32,000
Warrant issued in connection with issuance of term loan					151,000
Warrant issued in connection with issuance of convertible notes payable					51,000
Motive Capital Corp [Member]
Cash Flows from Operating Activities:
Net income (loss)			(11,799,629)	9,363,744
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Transaction cost - derivative liabilities			1,126,070
Change in fair value of derivative warrant liabilities			10,659,080	(16,101,880)
Gain on marketable securities, dividends and interest held in Trust Account			(20,525)	(90,914)
Changes in operating assets and liabilities:
Prepaid expenses			(651,605)	377,371
Accounts payable			961	4,357,744
Accrued expenses			5,560	674,011
Net cash used in operating activities			(680,088)	(1,419,924)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(414,000,000)
Net cash used in investing activities			(414,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related parties			(130,492)
Proceeds received from initial public offering, gross			414,000,000
Offering costs paid			(8,619,770)
Proceeds received from private placement			11,080,000
Proceeds from issuance of ordinary shares to initial shareholders			25,000
Net cash provided by (used in) financing activities			416,354,738
Net increase (decrease) in cash and cash equivalents			1,674,650	(1,419,924)
Cash, cash equivalents and restricted cash, beginning of the period	$ 254,726	$ 1,674,650	0	1,674,650
Cash, cash equivalents and restricted cash, end of the period			1,674,650	$ 254,726	$ 1,674,650
Supplemental disclosure of noncash financing activities:
Deferred underwriting commissions charged to additional paid-in capital in connection with initial public offering			14,490,000
Offering costs included in accrued expenses			410,000
Offering costs charged to additional paid-in capital in connection with the initial public offering			$ 880,262